Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 are as follows (in thousands):

	Carrying Value	Fair Value Measurements
	June 30, 2021	Level 1	Level 2	Level 3
Financial assets
Finance receivables at fair value (1)	$296,381	—	—	$296,381

Financial liabilities
Warrant units (2)	(4,629)	—	—	(4,629)

	Carrying Value	Fair Value Measurements
	December 31, 2020	Level 1	Level 2	Level 3
Financial liabilities
Warrant units (2)	$(1,309)	—	—	$(1,309)

The following table presents the warrant units liability carried on the consolidated balance sheets by level within the fair value hierarchy (as described above) as of December 31, 2020 and 2019, for which recurring change in fair value has been recorded for the years ended December 31, 2020, 2019, and 2018.

	Warrant units asset (liability)
	Level 1	Level 2	Level 3	Total
December 31, 2020	$—	$—	$(1,309,335)	$(1,309,335)
December 31, 2019	—	—	(112,521)	(112,521)

Schedule of Carrying Value and Estimated Fair Values of Financial Assets and Liabilities	The following table presents the carrying value and estimated fair values of financial assets and liabilities disclosed but not carried at fair value and the level within the fair value hierarchy as of June 30, 2021 (in thousands):

	Carrying Value	Fair Value Measurements
	June 30, 2021	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$55,253	$55,253	$—	$—
Restricted cash	65,526	65,526	—	—
Finance receivables at amortized cost, net	132	—	—	132

Liabilities:
Secured borrowing payable	17,649	—	—	17,649
Senior debt, net	206,644	—	—	206,644
Other debt	6,354	—	—	6,354
The following table presents the carrying value and estimated fair values of financial assets and liabilities disclosed but not carried at fair value and the level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Carrying Value	Fair Value Measurements
	December 31, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$25,601	$25,601	$—	$—
Restricted cash	20,056	20,056	—	—
Finance receivables at amortized cost, net	222,243	—	—	287,437

Liabilities:
Reserve for repurchase liability	4,241	—	—	4,241
Secured borrowing payable	16,025	—	—	16,025
Senior debt, net	131,726	—	—	131,726
Subordinated debt - related party	4,000	—	—	4,000
Other debt	6,354	—	—	6,354

The following tables present the carrying value and estimated fair values of financial assets and liabilities disclosed but not carried at fair value and the level within the fair value hierarchy as of December 31, 2020 and 2019:

	December 31, 2020	Fair Value Measurements
		Level 1	Level 2	Level 3
Assets :
Cash and cash equivalents	$25,600,864	$25,600,864	$—	$—
Restricted cash	20,056,052	20,056,052	—	—
Finance receivables, net	222,242,729	—	—	287,437,109
Liabilities :
Reserve for repurchase liability	4,240,408	—	—	4,240,408
Secured borrowing payable held by variable interest entity	16,024,578	—	—	16,024,578
Senior debt, net	131,726,397	—	—	131,726,397
Subordinated debt - related party	4,000,000	—	—	4,000,000
Other debt	6,354,000	—	—	6,354,000

	December 31, 2019	Fair Value Measurements
		Level 1	Level 2	Level 3
Assets :
Cash and cash equivalents	$16,788,608	$16,788,608	$—	$—
Restricted cash	19,190,095	19,190,095	—	—
Finance receivables, net	237,014,217	—	—	309,765,399
Liabilities :
Reserve for repurchase liability	4,977,603	—	—	4,977,603
Secured borrowing payable held by variable interest entity	17,407,874	—	—	17,407,874
Senior debt, net	202,487,914	—	—	202,487,914
Subordinated debt - related party	4,000,000	—	—	4,000,000

Schedule of Quantitative Information About the Significant Unobservable Inputs
The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

	June 30, 2021	December 31, 2020
Expected term	3 years	3 years
Volatility	49.0%	52.0%
Discount for lack of marketability	35.0%	45.0%
Risk free rate	0.3%	0.2%

The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

	2020	2019
Expected term	3 years	3 years
Volatility	52.0%	60.0%
Discount for lack of marketability	45.0%	45.0%
Risk free rate	0.2%	1.6%

Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Quantitative Information About the Significant Unobservable Inputs	The following table presents quantitative information about the significant unobservable inputs used for the Company’s installment finance receivables fair value measurements as of June 30, 2021:

June 30, 2021
Interest rate on finance receivables	149.00%
Discount rate	21.60%
Servicing fee*	-5.03%
Remaining life	0.578 years
Default rate*	19.60%
Accrued interest*	3.60%
Prepayment rate*	21.80%

*	Stated as a percentage of finance receivables